COMMITMENTS AND CONTINGENCIES - 10-K - Future Minimum Lease Payments (Details) - Private GRI $ in Thousands	Dec. 31, 2022 USD ($)
Other Commitments [Line Items]
2023	$ 63
2024	14
Total	77
Less: Imputed interest	6
Present value of operating lease liabilities	$ 71